Financial expenses, net	12 Months Ended
Dec. 31, 2025
Text Block [Abstract]
Financial expenses, net
NOTE 17—Financial expenses, net:

	Year ended December, 31
	2025	2024	2023
	(U.S. $ in millions)
Interest expenses and other bank charges	$916	$1,002	$1,029
(Income) loss from investments	(92)	(86)	(68)
Foreign exchange (gains) losses, net	41	17	30
Other, net (*)	69	48	66

Total finance expense, net	$934	$981	$1,057

(*)	Amortization of issuance costs and terminated derivative instruments.